Contingencies	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Contingencies	Contingencies
We consider provisions for all of our outstanding and pending legal claims to be adequate. The final outcome with respect to actions outstanding or pending as at December 31, 2020, or with respect to future claims, cannot be predicted with certainty. Significant contingencies not disclosed elsewhere in the notes to our financial statements are as follows:

Upper Columbia River Basin

Teck American Inc. (TAI) continues studies under the 2006 settlement agreement with the U.S. Environmental Protection Agency (EPA) to conduct a remedial investigation on the Upper Columbia River in Washington State.

The Lake Roosevelt litigation involving TML in the Federal District Court for the Eastern District of Washington continues. In December 2012 on the basis of stipulated facts agreed between TML and the plaintiffs, the Court found in favour of the plaintiffs in phase one of the case, issuing a declaratory judgment that TML is liable under the Comprehensive Environmental Response, Compensation, and Liability Act (CERCLA) for response costs, the amount of which will be determined in later phases of the case. TML has exhausted its appeal rights in respect of that decision. The case relates to historic discharges of slag and effluent from TML’s Trail metallurgical facility to the Upper Columbia River. As a consequence of a ruling of the Ninth Circuit Court of Appeals, alleged damages associated with air emissions from the Trail facility are no longer part of the case.

A hearing with respect to natural resource damages and assessment costs is expected to follow completion of the remedial investigation and feasibility study being undertaken by TAI.

Until the studies contemplated by the EPA settlement agreement and additional damage assessments are completed, it is not possible to estimate the extent and cost, if any, of any additional remediation or restoration that may be required or to assess the extent of our potential liability for damages. The studies may conclude, on the basis of risk, cost, technical feasibility or other grounds, that no remediation other than some residential soil removal should be undertaken. If other remediation is required and damage to resources found, the cost of that remediation may be material.

Elk Valley Water Quality

During the year ended December 31, 2018, Teck Coal Limited (TCL) received notice from Canadian federal prosecutors of potential charges under the Fisheries Act in connection with discharges of selenium and calcite from steelmaking coal mines in the Elk Valley. Since 2014, compliance limits and site performance objectives for selenium and other constituents, as well as requirements to address calcite, in surface water throughout the Elk Valley and in the Koocanusa Reservoir have been established under a regional permit issued by the provincial government in British Columbia. This permit references the Elk Valley Water Quality Plan (EVWQP), an area-based management plan developed by Teck in accordance with a 2013 Order of the British Columbia Minister of Environment. In October 2020, Environment and Climate Change Canada issued a direction to TCL requiring it to undertake certain additional measures to address water quality and fish habitat impacts in the upper Fording River and certain tributaries, and stipulating deadlines for implementation of certain measures contemplated by the EVWQP. Certain of the measures in the Direction, including a cover trial, will require incremental spending beyond that already associated with the EVWQP. The measures required by the Direction have been included in the measurement of our decommissioning and restoration provisions, where appropriate (Note 24(a)). The issuance of the Direction does not resolve the potential charges under the Fisheries Act previously notified to Teck. Discussions with respect to those charges continue and the outcome of these discussions is uncertain. If a pre-trial resolution of the potential charges is not feasible, it is not possible to assess the viability of potential defences to any charges and the impact of a conviction may be material.